Leases (Details) - Schedule of the maturities of the lease liabilities - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of The Maturities Of The Lease Liabilities Abstract
2022	$ 103,291	$ 277,142
2023	423,495	277,142
2024	434,082	277,142
2025	444,934	277,142
Thereafter		130,950
Total lease payments	1,671,836	1,239,518
Less: Present value discount	$ (95,391)	(80,742)
Total		$ 1,158,776